Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share based compensation [abstract]
Schedule of number of share options outstanding

The changes in the number of share options outstanding during the periods ended June 30, 2025, and 2024 are as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2024	42,456	6.97
Granted	57,692	9.90
Exercised	(37,192)	5.53
Outstanding as at June 30, 2025	62,956	10.10
Exercisable as at June 30, 2025	58,789	10.42

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	37,856	101.40
Granted	12,308	97.50
Exercised	1,446	97.50
Expired	(904)	352.95
Outstanding as at June 30, 2024	50,706	96.20
Exercisable as at June 30, 2024	41,023	95.55

Schedule of fair values of options granted using the Black-Scholes option pricing model

The fair value of share options granted during the six months ended June 30, 2025, and 2024, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2025	2024
Grant date share price	C$6.64-C$9.92	C$72.15-C$78.00
Exercise price	C$6.60-C$9.90	C$97.50
Expected dividend yield	—	—
Risk free interest rate	2.60%-2.61%	3.98% - 4.20%
Expected life	2 years	2 years
Expected volatility	132%-136%	66%

Schedule of company’s share options outstanding

The following table is a summary of the Company’s share options outstanding as at June 30, 2025:

Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
154.39	228	0.66	154.39	228
156.55	228	0.73	156.55	228
5.60	12,500	1.19	5.60	8,333
9.90	50,000	1.74	9.90	50,000
10.10	62,956	1.62	10.42	58,789

Schedule of fair values of PSUs granted using the Black-Scholes option pricing model

The change in the number of RSUs during the periods ended June 30, 2025, and 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2024	32,690
Granted	60,000
Converted to common shares	(92,690)
Outstanding as at June 30, 2025	—
Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	846
Converted to common shares	(846)
Outstanding as at June 30, 2024	—

Schedule of share-based compensation

The Company recognized share-based compensation as follows for the three and siox months ended June 30, 2025, and 2024:

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	$	$	$	$
Share options (i)	416,978	111,524	674,287	169,267
RSUs	432,606	—	466,569	—
	849,584	111,524	1,140,856	169,267

(i)	Includes $416,978 share-based compensation from Unbuzzd.